Label	Element	Value
Commodity Return Strategy Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PORTFOLIO SUMMARY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The portfolio seeks total return.
Expense [Heading]	rr_ExpenseHeading	FEES AND PORTFOLIO EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The accompanying table describes the fees and expenses you may pay if you buy, hold and sell shares of the portfolio. The fee table and the expense example do not reflect expenses or withdrawal charges incurred from investing through a variable contract or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher than those shown. Detailed information about the cost of investing in the portfolio through a variable contract or qualified plan is presented in the contract prospectus through which the portfolio's shares are offered to you or in the plan documents or other informational materials supplied by plan sponsors.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual portfolio operating expenses (expenses that you pay as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 01, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The computation of the portfolio's portfolio turnover rate for regulatory purposes excludes trades of derivatives and instruments with a maturity of one year or less. However, the portfolio expects to engage in frequent trading of derivatives, which could have tax consequences that impact shareholders, such as the realization of taxable short-term capital gains. In addition, the portfolio could incur transaction costs, such as commissions, when it buys and sells securities and other instruments. Transaction costs, which are not reflected in annual portfolio operating expenses or in the example, affect the portfolio's performance. During the fiscal year ended December 31, 2023, the portfolio's portfolio turnover rate was 68% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	68.00%
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The portfolio invests in Credit Suisse Cayman Commodity Fund II, Ltd., a wholly-owned subsidiary of the portfolio organized under the laws of the Cayman Islands (the "Subsidiary"). "Other Expenses" include expenses of both the portfolio and the Subsidiary.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example may help you compare the cost of investing in shares of the portfolio with the cost of investing in other mutual funds. The example does not include expenses or withdrawal charges incurred from investing through a variable annuity or life insurance contract or qualified plan. If the example included these expenses, the figures shown would be higher.

Assume you invest $10,000, the portfolio returns 5% annually, expense ratios remain the same and you close your account at the end of each of the time periods shown. Although your actual costs may be higher or lower, based on these assumptions, your cost would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The portfolio is designed to achieve positive total return relative to the performance of the Bloomberg Commodity Index Total Return (the "BCOM Index"). The portfolio intends to invest its assets in a combination of commodity-linked derivative instruments and fixed income securities. The portfolio intends to gain exposure to commodities markets by investing through the Subsidiary and in structured notes linked to the BCOM Index, other commodity indices, or the value of a particular commodity or commodity futures contract or subset of commodities or commodity futures contracts. The value of these investments will rise or fall in response to changes in the underlying index or commodity. The portfolio intends to engage in active and frequent trading.

The portfolio may invest up to 25% of its total assets in the Subsidiary, a wholly-owned subsidiary of the portfolio organized under the laws of the Cayman Islands. The portfolio will invest in the Subsidiary primarily to gain exposure to the commodities markets within the limitations of the federal tax laws, rules and regulations that apply to regulated investment companies. Generally, the Subsidiary will invest in commodity-linked derivative instruments, but it will also invest in fixed income instruments, including U.S. government securities, U.S. government agency securities, corporate bonds, debentures and notes, mortgage-backed securities, event-linked bonds, loan participations, bank certificates of deposit, fixed time deposits, bankers' acceptances, commercial paper and other short-term fixed income securities. The primary purpose of the fixed income instruments held by the Subsidiary will be to serve as collateral for the Subsidiary's derivative positions; however, these instruments are also expected to earn income for the Subsidiary.

The portfolio invests in a portfolio of fixed income securities normally having an average duration of one year or less, and emphasizes investment-grade fixed income securities.

The portfolio is "non-diversified" meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The accompanying bar chart and table provide an indication of the risks of investing in the portfolio. The bar chart shows you how performance of the portfolio's Class 1 shares (which was previously an undesignated share class of the portfolio), has varied from year to year for up to 10 years. The table compares the portfolio's performance to the BCOM Index, which is currently composed of futures contracts on 24 physical commodities. The bar chart and table do not reflect additional charges and expenses which are, or may be, imposed under the variable contracts or plans; such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. Inclusion of these charges would reduce the total return for the periods shown. As with all mutual funds, past performance is not a prediction of future performance.

The portfolio makes updated performance available at the portfolio's website (www.credit-suisse.com/us/funds) or by calling Credit Suisse Funds at 877-870-2874.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The accompanying bar chart and table provide an indication of the risks of investing in the portfolio.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares the portfolio's performance to the BCOM Index, which is currently composed of futures contracts on 24 physical commodities.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	877-870-2874
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	(www.credit-suisse.com/us/funds)
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance is not a prediction of future performance.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR TOTAL RETURNS YEAR ENDED 12/31:
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart and table do not reflect additional charges and expenses which are, or may be, imposed under the variable contracts or plans; such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. Inclusion of these charges would reduce the total return for the periods shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 25.39% (Q1 22) Worst quarter: -22.17% (Q1 20) Inception date: 2/28/06
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2022
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.17%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(REFLECTS NO DEDUCTIONS FOR FEES OR EXPENSES)
Average Annual Return, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS PERIOD ENDED 12/31/23:
Commodity Return Strategy Portfolio | Risk Not Insured Depository Institution [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Investments in the portfolio are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Commodity Return Strategy Portfolio | Risk Nondiversified Status [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	NON-DIVERSIFIED STATUS
		The portfolio is considered a non-diversified investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and is permitted to invest a greater proportion of its assets in the securities of a smaller number of issuers than a diversified fund. As a result, the portfolio may be subject to greater volatility with respect to its portfolio securities than a fund that is diversified.
Commodity Return Strategy Portfolio | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Simply defined, risk is the possibility that you will lose money or not make money.
Commodity Return Strategy Portfolio | COMMODITY EXPOSURE RISKS [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	COMMODITY EXPOSURE RISKS
		The portfolio's and the Subsidiary's investments in commodity-linked derivative instruments may subject the portfolio to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, and political and regulatory developments.Use of leveraged commodity-linked derivatives creates an opportunity for increased return but, at the same time, creates the possibility for greater loss (including the likelihood of greater volatility of the portfolio's net asset value), and there can be no assurance that the portfolio's use of leverage will be successful.
Commodity Return Strategy Portfolio | CORRELATION RISK [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	CORRELATION RISK
		Changes in the value of a hedging instrument may not match those of the investment being hedged. In addition, certain of the portfolio's commodity-linked derivative investments may result in the portfolio's performance diverging from the BCOM Index, perhaps materially. For example, a structured note can be structured to limit the loss or the gain on the investment, which would result in the portfolio not participating in declines or increases in the BCOM Index that exceed the limits.
Commodity Return Strategy Portfolio | CREDIT RISK [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	CREDIT RISK
		The issuer of a debt instrument or the counterparty to a contract, including derivatives contracts, may default or otherwise become unable to honor a financial obligation. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness also may affect the value of the portfolio's investment in that issuer.
Commodity Return Strategy Portfolio | DERIVATIVES RISK [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	DERIVATIVES RISK
		Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The portfolio typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The portfolio also may use derivatives for leverage. The portfolio's use of derivative instruments, particularly commodity-linked derivatives, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this Prospectus, such as commodity exposure risks, correlation risk, credit risk, illiquidity risk, interest rate risk, leveraging risk, market risk and regulatory risk. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the portfolio will engage in these transactions to reduce exposure to other risks when that would be beneficial.
Commodity Return Strategy Portfolio | EXPOSURE RISK [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	EXPOSURE RISK
		The risk associated with investments (such as derivatives) or practices (such as short selling) that increase the amount of money the portfolio could gain or lose on an investment.◼ Hedged Exposure risk could multiply losses generated by a derivative or practice used for hedging purposes. Such losses should be substantially offset by gains on the hedged investment. However, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.◼ Speculative To the extent that a derivative or practice is not used as a hedge, the portfolio is directly exposed to its risks. Gains or losses from speculative positions in a derivative may be much greater than the derivative's original cost. For example, potential losses from commodity-linked notes or swap agreements, from writing uncovered call options and from speculative short sales are unlimited.
Commodity Return Strategy Portfolio | FIXED INCOME RISK [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	FIXED INCOME RISK
		The market value of fixed income investments will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding fixed income securities and related financial instruments generally rise. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. Fixed income investments are also subject to credit risk.
Commodity Return Strategy Portfolio | FOCUS RISK [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	FOCUS RISK
		The portfolio will be exposed to the performance of commodities in the BCOM Index, which may from time to time have a small number of commodity sectors (e.g., energy, metals or agricultural) representing a large portion of the index. As a result, the portfolio may be subject to greater volatility than if the index were more broadly diversified among commodity sectors. If the portfolio is exposed to a significant extent to a particular commodity or subset of commodities, the portfolio will be more exposed to the specific risks relating to such commodity or commodities and will be subject to greater volatility than if it were more broadly diversified among commodity sectors.
Commodity Return Strategy Portfolio | FUTURES CONTRACTS RISK [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	FUTURES CONTRACTS RISK
		The risks associated with the portfolio's use of futures contracts and swaps and structured notes that reference the price of futures contracts include the risk that: (i) changes in the price of a futures contract may not always track the changes in market value of the underlying reference asset; (ii) trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts; and (iii) if the portfolio has insufficient cash to meet margin requirements, the portfolio may need to sell other investments, including at disadvantageous times.
Commodity Return Strategy Portfolio | ILLIQUIDITY RISK [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	ILLIQUIDITY RISK
		Certain portfolio holdings, such as commodity-linked notes and swaps, may be difficult or impossible to sell at the time and the price that the portfolio would like. The portfolio may have to lower the price, sell other holdings instead or forgo an investment opportunity. Any of these could have a negative effect on portfolio management or performance. Liquid investments may become illiquid after purchase by the portfolio, particularly during periods of market turmoil. There can be no assurance that a security or instrument that is deemed to be liquid when purchased will continue to be liquid for as long as it is held by the portfolio.
Commodity Return Strategy Portfolio | INTEREST RATE RISK [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	INTEREST RATE RISK
		Changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed income instruments, a rise in interest rates typically causes a fall in values, while a fall in interest rates typically causes a rise in values. The Federal Reserve has raised the federal funds rate as part of its efforts to address rising inflation. If interest rates continue to increase in the near future, this could adversely affect the price and liquidity of portfolio investments. Generally, the longer the maturity or duration of a debt instrument, the greater the impact of a change in interest on the instrument's value. In periods of market volatility, the market values of fixed income securities may be more sensitive to changes in interest rates.
Commodity Return Strategy Portfolio | LEVERAGING RISK [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	LEVERAGING RISK
		The portfolio may invest in certain derivatives that provide leveraged exposure. The portfolio's investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may cause the portfolio to lose more than the amount it invested in those instruments. The net asset value of the portfolio when employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the portfolio to pay interest.
Commodity Return Strategy Portfolio | MARKET RISK [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	MARKET RISK
		The market value of a security may fluctuate, sometimes rapidly and unpredictably due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, natural disasters, recessions, or other events could have a significant impact on the portfolio and its investments. These fluctuations, which are often referred to as "volatility," may cause an instrument to be worth less than it was worth at an earlier time.Market risk may affect a single issuer, industry, commodity, sector of the economy, or the market as a whole. Market risk is common to most investments – including stocks, bonds and commodities, and the mutual funds that invest in them.Bonds and other fixed income securities generally involve less market risk than stocks and commodities. The risk of bonds can vary significantly depending upon factors such as issuer and maturity. The bonds of some companies may be riskier than the stocks of others.
Commodity Return Strategy Portfolio | PORTFOLIO TURNOVER RISK [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	PORTFOLIO TURNOVER RISK
		The portfolio expects to engage in frequent trading of derivatives. Active and frequent trading may lead to the realization and distribution to shareholders of higher short-term capital gains, which would increase their tax liability. Frequent trading also increases transaction costs, which could detract from the portfolio's performance.
Commodity Return Strategy Portfolio | STRUCTURED NOTE RISK [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	STRUCTURED NOTE RISK
		The value of a structured note will be influenced by time to maturity, level of supply and demand for the type of note, interest rate and market volatility, changes in the issuer's credit rating, and economic, legal, political, or geographic events that affect the reference asset. In addition, there may be a lag between a change in the value of the underlying reference asset and the value of the structured note.
Commodity Return Strategy Portfolio | SUBSIDIARY RISK [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	SUBSIDIARY RISK
		By investing in the Subsidiary, the portfolio is indirectly exposed to the risks associated with the Subsidiary's investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the portfolio and are subject to the same risks that apply to similar investments if held directly by the portfolio. These risks are described elsewhere in this Prospectus.The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. However, the portfolio wholly owns and controls the Subsidiary, and the portfolio and the Subsidiary are both managed by Credit Suisse, making it unlikely that the Subsidiary will take action contrary to the interests of the portfolio and its shareholders. The Board of Trustees has oversight responsibility for the investment activities of the portfolio, including its investment in the Subsidiary, and the portfolio's role as sole shareholder of the Subsidiary. The Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the portfolio.Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the portfolio and/or the Subsidiary to continue to operate as it does currently and could adversely affect the portfolio.
Commodity Return Strategy Portfolio | SWAP AGREEMENTS RISK [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	SWAP AGREEMENTS RISK
		Swap agreements involve the risk that the party with whom the portfolio has entered into the swap will default on its obligation to pay the portfolio and the risk that the portfolio will not be able to meet its obligations to pay the other party to the agreement.
Commodity Return Strategy Portfolio | TAX RISK [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	TAX RISK
		In order to qualify as a Regulated Investment Company (a "RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), the portfolio must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. The Internal Revenue Service ("IRS") has issued a ruling that income realized directly from certain types of commodity-linked derivatives would not be qualifying income. As a result, the portfolio's ability to realize income from direct investments in such commodity-linked derivatives as part of its investment strategy would be limited to a maximum of 10% of its gross income. To comply with the ruling, the portfolio seeks to gain exposure to the commodity markets primarily through investments in the Subsidiary, which invests in commodity-linked swaps, commodity futures and other derivatives, and directly through investments in commodity index-linked notes. If the portfolio fails to qualify as a RIC, the portfolio will be subject to federal income tax on its net income at regular corporate rates (without reduction for distributions to shareholders). When distributed, that income also would be taxable to shareholders as an ordinary dividend to the extent attributable to the portfolio's earnings and profits. If the portfolio were to fail to qualify as a RIC and became subject to federal income tax, shareholders of the portfolio would be subject to diminished returns. The portfolio anticipates treating income and gain from the Subsidiary and from commodity-linked notes as qualifying income.
Commodity Return Strategy Portfolio | U.S. GOVERNMENT SECURITIES RISK [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	U.S. GOVERNMENT SECURITIES RISK
		Obligations of U.S. government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Commodity Return Strategy Portfolio | BLOOMBERG COMMODITY INDEX TOTAL RETURN (REFLECTS NO DEDUCTIONS FOR FEES OR EXPENSES)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.91%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.23%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(1.11%)
Commodity Return Strategy Portfolio | Class 1
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice
Maximum sales charge (load) on reinvested distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther
Redemption fees	rr_RedemptionFeeOverRedemption
Exchange fees	rr_ExchangeFeeOverRedemption
Management fee	rr_ManagementFeesOverAssets	0.59%
Distribution and service (12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.20%	[1]
Total annual portfolio operating expenses	rr_ExpensesOverAssets	1.04%
Less: amount of fee limitations/expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total annual portfolio operating expenses after fee limitations/expense reimbursements	rr_NetExpensesOverAssets	1.04%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 106
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	331
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	574
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,271
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	106
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	331
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	574
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,271
Annual Return 2014	rr_AnnualReturn2014	(17.01%)
Annual Return 2015	rr_AnnualReturn2015	(25.10%)
Annual Return 2016	rr_AnnualReturn2016	12.02%
Annual Return 2017	rr_AnnualReturn2017	1.52%
Annual Return 2018	rr_AnnualReturn2018	(11.66%)
Annual Return 2019	rr_AnnualReturn2019	6.69%
Annual Return 2020	rr_AnnualReturn2020	(1.48%)
Annual Return 2021	rr_AnnualReturn2021	27.90%
Annual Return 2022	rr_AnnualReturn2022	16.03%
Annual Return 2023	rr_AnnualReturn2023	(9.12%)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(9.12%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.23%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(1.21%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.36%)
Commodity Return Strategy Portfolio | Class 2
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice
Maximum sales charge (load) on reinvested distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther
Redemption fees	rr_RedemptionFeeOverRedemption
Exchange fees	rr_ExchangeFeeOverRedemption
Management fee	rr_ManagementFeesOverAssets	0.59%
Distribution and service (12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.19%	[1]
Total annual portfolio operating expenses	rr_ExpensesOverAssets	0.78%
Less: amount of fee limitations/expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total annual portfolio operating expenses after fee limitations/expense reimbursements	rr_NetExpensesOverAssets	0.78%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 80
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	249
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	433
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	966
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	80
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	249
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	433
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 966
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(8.90%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	16.48%	[3]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2020

[1]	The portfolio invests in Credit Suisse Cayman Commodity Fund II, Ltd., a wholly-owned subsidiary of the portfolio organized under the laws of the Cayman Islands (the "Subsidiary"). "Other Expenses" include expenses of both the portfolio and the Subsidiary.
[2]	Credit Suisse Trust (the "Trust") and Credit Suisse Asset Management, LLC ("Credit Suisse") have entered into a written contract limiting operating expenses to 1.05% for Class 1 shares and 0.80% for Class 2 shares of the portfolio's average daily net assets at least through May 1, 2025. This limit excludes certain expenses, including interest charges on fund borrowings, taxes, brokerage commissions, dealer spreads and other transaction charges, expenditures that are capitalized in accordance with generally accepted accounting principles, acquired fund fees and expenses, short sale dividends, and extraordinary expenses (e.g., litigation and indemnification and any other costs and expenses that may be approved by the Trust's board of trustees (the "Board of Trustees")). The Trust is authorized to reimburse Credit Suisse for management fees previously waived and/or for expenses previously paid by Credit Suisse, provided, however, that any reimbursement must be paid at a date not more than thirty-six months following the applicable month during which such fees were waived or expenses were paid by Credit Suisse and the reimbursement does not cause the applicable class's aggregate expenses, on an annualized basis to exceed either (i) the applicable expense limited in effect at the time such fees were waived or such expenses were paid by Credit Suisse or (ii) the applicable expense limitation in effect at the time of such reimbursement. This contract may not be terminated before May 1, 2025.
[3]	Return represents performance from May 1, 2020 (inception date) to December 31, 2023.